SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended	6 Months Ended
	Feb. 09, 2018	Jul. 18, 2018	Jan. 31, 2018	Jan. 26, 2018	Feb. 28, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock shares issued for services						750,000
Common shares issued				100,000		247,186,285	244,086,285	181,804,501
Subsequent Event [Member]
Terms of investment agreement description

Under the terms of the Investment Agreement, Northbridge has agreed to provide the Company with up to ten million dollars ($10,000,000) of funding in the form of purchases of shares of the Company’s common stock. Northbridge will only make these purchases after a registration statement on Form S-1 registering these future shares is declared effective by the Securities and Exchange Commission.

Subsequent Event [Member] | Debt financing [Member]
Common shares issued			100,000
Subsequent Event [Member] | Employee compensation [Member]
Common shares issued			125,000
Subsequent Event [Member] | Distribution agreement [Member]
Common shares issued			1,000,000
Subsequent Event [Member] | Subscription Agreement [Member] | One Investor [Member]
Consideration receivable under agreement		$ 100,000
Price per unit		$ 0.20
Term of agreement description		Each unit consists of one share of the Company’s common stock and a three-year warrant to purchase shares of the Company’s Common Stock at an exercise price of $1.00 per share
Subsequent Event [Member] | Consulting Services [Member]
Common stock shares issued for services					50,000
Subsequent Event [Member] | Investors [Member]
Shares purchase			1,250,000
Purchase price, per share			$ 0.12
Principal amount			$ 150,000
Subsequent Event [Member] | Convertible Promissory Note 1 [Member]
Convertible debt				$ 125,000
Subsequent Event [Member] | Convertible Promissory Note 2 [Member]
Convertible debt				$ 250,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Common stock shares reserved for future issuance for additional consideration				100,000
Event of default, description				In the event the Company fails to make any payment due or to perform any terms of the Notes, the Investors have the right to (i) to declare the full, unpaid balance of the Notes, plus interest and other charges; accruing thereon, immediately due and payable; (ii) to specifically enforce the terms of the Notes by suit in equity; (iii) to bring an action for the unpaid and overdue payments without waiving the right to pursue the principal balance, interest, and additions thereto which are due pursuant to the terms of the Notes; and (iv) to pursue any and all other rights and remedies provided in law or equity
Terms of additional consideration payable				As additional consideration for the Notes, the Company will issue an aggregate of 100,000 shares of the Company’s common stock (the “Inducement Shares”) to the Investors within fifteen (15) days of receipt of funds from the Investors